GS Mortgage-Backed Securities Trust 2020-PJ4 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)
Run Date - 9/8/2020 5:46:11 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	169	0.00%	428
Amortization Term	0	66	0.00%	428
Amortization Type	0	65	0.00%	428
Appraised Value	0	61	0.00%	428
Available for Reserves	0	1	0.00%	428
Balloon Flag	0	235	0.00%	428
Borrower Citizenship	0	3	0.00%	428
Borrower First Name	0	271	0.00%	428
Borrower FTHB	0	5	0.00%	428
Borrower Last Name	0	371	0.00%	428
Borrower Qualifying FICO	1	35	2.86%	428
Borrower SSN	0	235	0.00%	428
City	0	386	0.00%	428
Coborrower Citizenship	0	3	0.00%	428
Coborrower First Name	1	25	4.00%	428
Coborrower Last Name	1	70	1.43%	428
Coborrower Qualifying FICO	1	23	4.35%	428
Contract Sales Price	0	10	0.00%	428
Creditor Application Date	0	4	0.00%	428
Doc Type	0	34	0.00%	428
Escrow Account	0	22	0.00%	428
First Payment Date	1	124	0.81%	428
Fixed Initial Payment Duration	0	1	0.00%	428
Has FTHB	0	101	0.00%	428
Initial Rate Lock Date	3	10	30.00%	428
Interest Rate Life Max	0	1	0.00%	428
Investor: Qualifying Housing Ratio	0	2	0.00%	428
Investor: Qualifying Total Debt Ratio	12	408	2.94%	428
Lender	0	208	0.00%	428
Lien Position	0	46	0.00%	428
LTV Valuation Value	13	61	21.31%	428
Margin	0	1	0.00%	428
Maturity Date	0	90	0.00%	428
MERS Min Number	0	38	0.00%	428
Monthly HOA Dues	0	3	0.00%	428
Mortgage Type	0	118	0.00%	428
Note Date	5	70	7.14%	428
Occupancy	0	406	0.00%	428
Original CLTV	4	377	1.06%	428
Original Interest Rate	2	408	0.49%	428
Original Loan Amount	5	401	1.25%	428
Original LTV	5	407	1.23%	428
Original P&I	3	58	5.17%	428
Original Term	0	92	0.00%	428
Originator Application Date	0	6	0.00%	428
Originator Loan Designation	0	233	0.00%	428
PITIA Reserves Months	0	120	0.00%	428
Product Description	0	229	0.00%	428
Property Type	32	404	7.92%	428
Purpose	0	402	0.00%	428
Refi Purpose	3	75	4.00%	428
Representative FICO	1	373	0.27%	428
State	0	406	0.00%	428
Street	0	348	0.00%	428
Total Cash-out	0	1	0.00%	428
Zip	0	405	0.00%	428
Total	93	8,527	0.00%	428